Basis of presentation and Summary of Significant Accounting Policies - Concentration Risk (Details) - Revenue - Customer concentration risk	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage					15.00%	22.00%
Customer A | DWave System [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	18.00%	15.00%	20.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%	17.00%
Customer B | DWave System [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	13.00%	14.00%	12.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%	10.00%
Customer C | DWave System [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	11.00%	10.00%	10.00%
First Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					15.00%	22.00%
Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%	17.00%
Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%	10.00%